Debt - Debt Instrument (Details) - USD ($) $ in Millions	Nov. 30, 2022	Nov. 30, 2021
Debt Instrument [Line Items]
Total	$ 35,615
Convertible | Senior Convertible Notes due 2023
Debt Instrument [Line Items]
Principal	1,653	$ 522
Less: Unamortized debt discount	(274)	(45)
Total	$ 1,380	$ 478